Summary of Significant Accounting Policies - Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Accumulated amortization on in-place leases	$ (48,100)
In-place leases, net of accumulated amortization	696,965	209,788
Below market leases, gross	(78,504)	0
Accumulated amortization on below market leases	715	0
Below Market Lease, Net	(77,789)	0
In-Please Leases [Member]
Finite-Lived Intangible Assets [Line Items]
In-place leases, gross	742,253	219,650
Accumulated amortization on in-place leases	(60,754)	(11,247)
In-place leases, net of accumulated amortization	681,499	208,403
Above Market Leases [Member]
Finite-Lived Intangible Assets [Line Items]
In-place leases, gross	16,123	1,503
Accumulated amortization on in-place leases	(657)	(118)
In-place leases, net of accumulated amortization	$ 15,466	$ 1,385